Label	Element	Value
Bramshill Income Performance Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001261788_SupplementTextBlock	November 30, 2018 Supplement to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”) each dated July 31, 2018 Bramshill Income Performance Fund
Institutional Class	BRMSX

Risk/Return [Heading]	rr_RiskReturnHeading	Bramshill Income Performance Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Effective immediately, upon the recommendation of Bramshill Investments, LLC (the “Adviser”), investment adviser to the Bramshill Income Performance Fund (the “Fund”), the Fund’s Principal Risks of Investing in the Fund is revised to reflect the Fund’s concentration in the financial services sector. As a result of this revision, the following language is added to the Principal Risks of Investing in the Fund on page 4 and Principal Risks on page 11 of the Prospectus and Principal Risks of Investing in the Fund on page 4 of the Summary Prospectus:

Financial services companies risk

The Fund is subject to the risk of concentrating investments in financial services companies, which makes it more susceptible to factors adversely affecting issuers within that industry than would a fund investing in a more diversified portfolio of securities. Economic downturns, credit losses and severe price competition can negatively affect this industry. The profitability of financial services companies is dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. Financial services companies are also subject to extensive government regulation. The impact of recent legislation on any individual company or on the industry as a whole cannot be predicted.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Please retain this Supplement